LEASES - Supplemental Cash Flow Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities:	$ 3,309
Right-of-use assets obtained in exchange for new operating lease liabilities:	$ 446
Weighted-average remaining lease term	6 years 11 months 1 day
Weighted-average discount rate	5.90%